Right of Use Asset and Lease Liability - Schedule of reconciliation of changes in net investment in sublease (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of quantitative information about leases for lessee [Abstract]
Beginning balance	$ 234,152	$ 0
Recognition of sublease	0	300,300
Lease accretion	9,786	26,273
Receipts	(167,194)	(92,421)
Ending balance	$ 76,744	$ 234,152